Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 07, 2019	Jan. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			12.00%	12.00%	24.00%
Operating loss carry forwards			$ 95,700
Deferred tax assets, capital loss carry forwards			3,500
Minimum [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	6.00%
Maximum [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	12.00%
Israeli Subsidiary [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%			24.00%
Effective income tax rate reconciliation, decrease in federal statutory income tax rate, percent		26.50%
Operating loss carry forwards			84,000
Deferred tax assets, capital loss carry forwards			$ 881	$ 294
Israeli Subsidiary [Member] | Scenario, Plan [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			23.00%	23.00%
Maltese subsidiary [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			35.00%	35.00%	35.00%
Operating loss carry forwards			$ 11,700